Share Capital and Share-based Payments - Disclosure of Number and Weighted Average Exercise Prices of Other Equity Instruments of Cash Settled RSUs Outstanding (Details) - Equinox Gold Restricted Share Unit Plan - shares
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Settled Restricted Share Units
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments Explanatory [Line Items]
Outstanding - beginning balance (in shares)	107,250	144,800
Granted (in shares)	428,632	67,800
Settled (in shares)	(69,850)	(105,350)
Forfeited (in shares)	(102,350)
Outstanding - ending balance (in shares)	363,682	107,250
Cash Settled Performance Share Units
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments Explanatory [Line Items]
Outstanding - beginning balance (in shares)	7,700	0
Granted (in shares)	35,600	7,700
Settled (in shares)	0	0
Forfeited (in shares)	(20,100)
Outstanding - ending balance (in shares)	23,200	7,700